Note 7 - Employee Costs Payable (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Employee-related Liabilities, Current	$ 663,222	$ 736,073
Principal Shareholders, Directors, and Executive Officers [Member]
Employee-related Liabilities, Current	472,619	472,619
Certain Employees [Member]
Employee-related Liabilities, Current	$ 190,603	$ 263,454